Proportionately Consolidated Company and Discontinued Operations - Summarized Financial Information for Combined Discontinued Operations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information [Line Items]
Total revenues	$ 400,731	$ 565,313	$ 529,355
Income (loss) before income tax benefit	(45,916)	53,510	50,403
Income tax benefit (expenses)	(456)	(7,677)	(7,397)
Income (loss) from discontinued operations, net of tax		1,363	(8,717)
Income (loss) per share (basic) from discontinued operations	$ 1.05	$ (1.15)	$ (1.23)
Income (loss) per share (diluted) from discontinued operations	$ (1.05)	$ 1.13	$ 1.20
Orbotech Medical Denmark A/S [Member]
Condensed Consolidating Financial Information [Line Items]
Total revenues		3,924	11,692
Income (loss) before income tax benefit		1,838	(9,460)
Income tax benefit (expenses)		(475)	743
Income (loss) from discontinued operations, net of tax		$ 1,363	$ (8,717)
Income (loss) per share (basic) from discontinued operations		$ 0.03	$ (0.25)
Income (loss) per share (diluted) from discontinued operations		$ 0.03	$ (0.25)